Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 16:- SUBSEQUENT EVENTS

a.	As part of the Company’s strategy to expand its activities in the USA, on January 2018, the company incorporated RADA Sensors Inc, a fully owned subsidiary of the Company. RADA Sensors Inc is holding 75% of interest in RADA Technologies LLC, also organized in January 2018, together with ZASE Technologies LLC, holding 25% of interests in RADA Technologies LLC.

b.	In January 2018, the Investor exercised warrants to purchase an additional 1,454,545 Ordinary shares at an exercise price per share of $0.55 in consideration of $800.